Business Combinations (Details) € in Thousands, $ in Thousands						12 Months Ended
	Oct. 01, 2018 USD ($)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jul. 02, 2018 USD ($)
Business Acquisition [Line Items]
Goodwill						$ 718,880	$ 520,843	$ 514,963
Goodwill, Acquired During Period						214,972
SEC Schedule, 12-04, Cash Dividends Paid to Registrant, Consolidated Subsidiaries							11,874
Gain (Loss) on Disposition of Stock in Subsidiary		$ 47,545				0	47,545	0
Goodwill, Purchase Accounting Adjustments							(144)
National Pen CO. LLC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents					$ 8,337
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory					19,854
Business Combination, Consideration Transferred				$ 212,632	212,632
Payments to Acquire Businesses, Gross					214,573
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities					(17,805)
Other current liabilities					(908)
Long-term liabilities					(9,665)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables					20,921
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable					1,270
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable					12,590
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities					(3,255)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					29,472
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other					$ 11,281
VIDA Group Co. [Domain]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									73.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners									27.00%
Business Combination, Consideration Transferred						18,703
Goodwill, Acquired During Period						26,017
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net									$ 647
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value									$ (5,705)
National Pen CO. LLC [Domain]
Business Acquisition [Line Items]
Post Closing Purchase Price Adjustment								(1,941)
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed								2,005
National Pen CO. LLC [Domain] | Trade Names [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					11 years
National Pen CO. LLC [Domain] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					6 years
National Pen CO. LLC [Domain] | Customer Relationships [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					7 years
BuildASign LLC [Domain]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 4,093
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	$ 1,107
Business Acquisition, Percentage of Voting Interests Acquired	99.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	1.00%
Business Combination, Consideration Transferred	$ 275,079
Goodwill, Acquired During Period	186,088
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	(3,356)
Business Combination, Indemnification Assets, Amount as of Acquisition Date	5,433
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	8,925
Payments to Acquire Businesses, Gross	275,079
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	(11,334)
Other current liabilities	(2,658)
Long-term liabilities	(3,949)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	510
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	3,369
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	12,080
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other	6,937
Goodwill, Purchase Accounting Adjustments						482
Business Acquisition, Pro Forma Revenue						2,783,205	2,717,785
Business Acquisition, Pro Forma Net Income (Loss)						93,399	31,571
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed						1,140
BuildASign LLC [Domain] | Trade Names [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 47,600
BuildASign LLC [Domain] | Trade Names [Member] | Minimum [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years
BuildASign LLC [Domain] | Trade Names [Member] | Maximum [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years
BuildASign LLC [Domain] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 28,900
BuildASign LLC [Domain] | Developed Technology Rights [Member] | Minimum [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years
BuildASign LLC [Domain] | Developed Technology Rights [Member] | Maximum [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years
BuildASign LLC [Domain] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 12,430
BuildASign LLC [Domain] | Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years
BuildASign LLC [Domain] | Customer Relationships [Member] | Maximum [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Albumprinter Disposal [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		$ 93,071	€ 78,382
National Pen CO. LLC [Member]
Business Acquisition [Line Items]
Goodwill						34,434	34,434	34,520
Goodwill, Acquired During Period						$ 0		57,720
Goodwill, Purchase Accounting Adjustments							$ (86)
Goodwill, Transfers					$ (23,200)
Business Acquisition, Goodwill, Expected Tax Deductible Amount								19,000
National Pen CO. LLC [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles								33,000
National Pen CO. LLC [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles								19,000
National Pen CO. LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles								$ 56,000